Carrying Values and Fair Values of Non-Current Financial Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 28, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior, mezzanine, and other loans	$ 142	[1]	$ 180	[1]
Other long-term liabilities	(912)	[1]	(898)	[1]
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost method investments	16		21
Senior, mezzanine, and other loans	142		180
Marketable securities and other debt securities	111		56
Total long-term financial assets	269		257
Senior Notes	(2,185)		(1,833)
Commercial paper	(834)		(501)
Other long-term debt	(123)		(130)
Other long-term liabilities	(50)		(69)
Total long-term financial liabilities	(3,192)		(2,533)
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost method investments	17		23
Senior, mezzanine, and other loans	145		172
Marketable securities and other debt securities	111		56
Total long-term financial assets	273		251
Senior Notes	(2,302)		(2,008)
Commercial paper	(834)		(501)
Other long-term debt	(124)		(139)
Other long-term liabilities	(50)		(69)
Total long-term financial liabilities	$ (3,310)		$ (2,717)

[1]	See Footnote No. 18, "Related Party Transactions," to our Consolidated Financial Statements for disclosure of related party amounts.